DEBENTURES, CONVERTIBLE BRIDGE NOTES, AND NOTES PAYABLE	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
DEBENTURES, CONVERTIBLE BRIDGE NOTES, AND NOTES PAYABLE

NOTE 7 – DEBENTURES, CONVERTIBLE BRIDGE NOTES, AND NOTES PAYABLE

Debentures

The Company has Original Issue Discount Senior Secured Convertible Debentures (the “Debentures”) in the aggregate amount of $35,000 and $137,500 outstanding as of December 31, 2021 and 2020, respectively. All assets of the Company are secured under the Debentures. The Debentures contain certain anti-dilutive protection provisions in the instance that the Company issues stock at a price below the conversion price of the Debentures, as adjusted from time to time, as well as other standard protections for the holder. There is no interest on these notes. On December 28, 2020, $27,500 of these Debentures was converted into common stock at a price of $8.80 per share resulting in the issuance of 3,125 shares of common stock and the recognition of a loss on conversion of $41,250 which is included in loss on convertible debt and other liabilities converted to common stock on the consolidated statements of operations. In the first quarter of 2021, the two institutional holders of the debentures converted an aggregate of $102,500 into 12,927 shares of common stock, and the Company recognized a loss on the two debenture conversions of $356,454 which is included in loss on debentures and accrued expenses converted to common stock on the consolidated statements of operations. As of December 31, 2021, the outstanding amount of $35,000 was in default. On February 22, 2022, the holder of the debenture converted the full balance of $35,000 into 5,469 shares of common stock at $6.40 per share, and the balance on the convertible debenture is currently $0 (see Note 14 - Subsequent Events).

Convertible Bridge Notes

In 2017, 2018 and 2019, the Company issued a total of $2,801,908 in a convertible promissory note (the “Bridge Notes”) offering, which included three of the Company’s directors converting $156,368 and one shareholder converting $11,784 of prior notes and cash advances, including interest thereon, into the offering. In 2020, $2.9 million of the Bridge Notes, inclusive of principal and accrued and capitalized interest, was converted into 332,804 shares of common stock at $8.80 per share. The Company recorded a loss on extinguishment of these Bridge Notes of $495,320, which is included in the loss on conversion of bridge notes and accrued interest. As of March 31, 2021, all remaining Bridge Notes inclusive of principal and accrued and capitalized interest, were settled with the holders of these notes converting their debt into a total of 165,692 shares of common stock of the Company with a fair value of $4,378,488 based on the stock price of the Company on the date of conversion. The Company recorded a loss on extinguishment of these Bridge Notes of $744,205 for the year ended December 31, 2021, which is included in loss on conversion of bridge notes and accrued interest, as other income expenses in the statements of operations.

Pursuant to ASC 825-10-25-1, Fair Value Option, the Company made an irrevocable election at the time of issuance to report the Bridge Notes at fair value, with changes in fair value recorded through the Company’s condensed consolidated statements of operations as other income (expense) in each reporting period. The estimated fair value of the remaining outstanding Bridge Notes as of December 31, 2021 and 2020 was $0 and $3,598,000 (see Note 8 – Fair Value Measurement), respectively. During 2020, the change in fair value resulted in a loss of $3,170,236, which is presented as change in fair value of convertible bridge notes on the consolidated statements of operations (see Note 8 - Fair Value Measurement).

Convertible Promissory Notes

In the fourth quarter of 2021, the Company issued a total of $605,000 in convertible notes payable. The convertible notes mature on December 31, 2023, and include a 6% simple interest rate per annum payable upon maturity. The notes are convertible, at the option of the holder, anything prior to maturity at a conversion price of $8.00. Each of the convertible notes have an automatic conversion feature in the event that the Company completes an equity offering resulting in gross proceeds to the Company of at least $5,000,000 or lists its equity securities on NASDAQ or NYSE. The conversion of notes will be at $8.00 per share and adjusted for stock splits, stock dividends or other recapitalizations. In addition to the notes payable, each holder received a warrant for the purchase of shares of common stock with a purchase price of $24.00 per share. The exercise period for the warrant holder expires on October 31, 2022. In accordance with accounting standards, the warrant was valued using a Black Scholes Model and the relative fair value of the warrant was applied against the convertible note for a debt discount of $72,600 for a net Convertible note liability on the balance sheet of $532,400.

Paycheck Protection Program

On April 14, 2020, the Company received $142,942 under the Paycheck Protection Program (PPP) overseen by the U.S. Small Business Administration. The loan has an annual interest rate of 1% with loan payments being deferred six months from the date of the loan with a maturity date of April 2022. On July 14, 2021, the Company’s PPP loan was forgiven, resulting in $142,492 gain on forgiveness of debt which is included as other income (expense) in the consolidated statements of operations.